6. RISKS (Details 2) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 82,090	$ 63,439	$ 47,855	$ 19,821
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	70,698	53,211
Fixed interest rate | Argentinian pesos
Disclosure of detailed information about borrowings [line items]
Total borrowings	550	3,352
Fixed interest rate | US Dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings	70,149	49,858
Floating interest rates
Disclosure of detailed information about borrowings [line items]
Total borrowings	9,025	8,431
Floating interest rates | Argentinian pesos
Disclosure of detailed information about borrowings [line items]
Total borrowings	4,074	5,320
Floating interest rates | US Dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings	4,950	3,112
Non interest accrual
Disclosure of detailed information about borrowings [line items]
Total borrowings	2,367	1,797
Non interest accrual | Argentinian pesos
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,202	768
Non interest accrual | US Dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,165	$ 1,029